Magda El Guindi-Rosenbaum

+1.202.373.6091

magda.elguindi-rosenbaum@morganlewis.com

VIA EDGAR

July 1, 2021

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Listed Funds Trust (File Nos. 333-180871 and 811-22700)

Ladies and Gentlemen:

On behalf of Exchange Listed Funds Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 211 to the Trust’s Registration Statement on Form N-1A (“PEA No. 211”). The purpose of PEA No. 211 is to make revisions to the principal investment strategy disclosure for the Trust’s QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF, and QRAFT AI-Enhanced U.S. High Dividend ETF (the “Funds”). The SEC staff last reviewed and commented on the Funds’ disclosure in connection with the Funds’ initial 485(a) filings on February 11, 2019 (Post-Effective Amendment No. 131 for QRAFT AI-Enhanced U.S. Large Cap ETF and QRAFT AI-Enhanced U.S. Large Cap Momentum ETF) and September 13, 2019 (Post-Effective Amendment No. 148 for QRAFT AI-Enhanced U.S. High Dividend ETF). Therefore, the Trust is requesting selective review of PEA No. 211.

Please contact me at 202.373.6091 with questions or comments.

Sincerely,

/s/Magda El Guindi-Rosenbaum

Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001